Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 916,686	$ 263,638	$ 191,463
Accounts receivable (less allowance for doubtful accounts of $26,513 and $26,513, respectively)	247,965	573,747	113,506
Inventories	638,144	573,800	258,270
Prepaid expenses	126,005	0
Total current assets	1,928,800	1,411,185	563,239
Right-of-use assets, less accumulated amortization of $148,317 and $125,921, respectively	114,440	136,836	0
Leasehold improvements, furniture, and equipment (less accumulated depreciation and amortization of $4,615 and $0, respectively)	24,093	20,000
Investment in and receivable from Can B Corp	1,000,000	1,000,000	0
Total assets	3,067,333	2,568,021	563,239
Current liabilities:
Current portion of operating lease liabilities	84,286	90,982	0
Accounts payable and accrued expenses	1,698,492	1,852,563	1,311,475
Loans payable to officer and affiliated entity-noninterest bearing and due on demand	29,744	45,131	28,091
Note payable	15,000	40,000	0
Total current liabilities	1,827,522	2,028,676	1,339,566
Non-current portion of operating lease liabilities	33,943	49,147	0
Derivative liability on warrants	0	0	2,261,039
Total liabilities	1,861,465	2,077,823	3,600,605
Commitments and contingencies (Note 13)	0	0
Stockholders' equity:
Common stock, $.001 par value; authorized 200,000,000 shares, 15,985,681 and 14,576,681 shares issued and outstanding respectively	15,986	$ 14,577	$ 5,440
Common stock to be issued to Escrow Agent, $.001 par value; 0 and 534,203 shares, respectively			$ 534
Additional paid-in capital	21,624,713	$ 21,282,679	$ 18,798,438
Accumulated deficit	(23,763,668)	(22,925,748)	(21,233,083)
Total Iconic Brands, Inc. stockholders' equity	2,319,897	1,530,049	(2,422,066)
Noncontrolling interests in subsidiaries and variable interest entity	(1,114,029)	(1,039,851)	(615,300)
Total stockholders' equity	1,205,868	490,198	(3,037,366)
Total liabilities and stockholders' equity	3,067,333	2,568,021	563,239
Preferred stock value		0
Preferred Class C [Member]
Stockholders' equity:
Preferred stock value		0	1
Preferred Class D [Member]
Stockholders' equity:
Preferred stock value		0	0
Preferred Class E [Member]
Stockholders' equity:
Preferred stock value		2,790	6,603
Preferred Stock Series A [Member]
Stockholders' equity:
Preferred stock value	1	1	$ 1
Preferred Stock Series B [Member]
Stockholders' equity:
Preferred stock value	2,115	2,790
Preferred Stock Series F [Member]
Stockholders' equity:
Preferred stock value	2,965,750	3,155,750
Preferred Stock Series G [Member]
Stockholders' equity:
Preferred stock value	$ 1,475,000	$ 0